Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 261,341		$ 50,077
Accounts and notes receivable, net of allowances of $37,480 and $39,111, respectively	1,274,580		569,204
Inventories	1,333,859		449,863
Other current assets	334,517		168,691
Total current assets	3,204,297		1,237,835
Property, plant and equipment, net	1,188,187		387,525
Other assets
Goodwill	5,110,952		2,273,918
Intangibles, net	1,926,870		592,285
Other non-current assets	452,425		94,750
Total other assets	7,490,247		2,960,953
Total assets	11,882,731	[1]	4,586,313	[1]
Current liabilities
Current maturities of long-term debt and short-term borrowings	3,096		4,862
Accounts payable	567,028		294,858
Employee compensation and benefits	296,747		118,413
Other current liabilities	778,206		223,708
Total current liabilities	1,645,077		641,841
Other liabilities
Long-term debt	2,454,278		1,304,225
Pension and other post-retirement compensation and benefits	378,821		280,389
Deferred tax liabilities	421,898		188,957
Other non-current liabilities	495,107		123,509
Total liabilities	5,395,181		2,538,921
Equity
Common shares CHF 0.50 par value, 213,000,000 authorized and issued at December 31, 2012; 250,000,000 shares authorized at December 31, 2011 and 98,622,564 shares issued and outstanding at December 31, 2011	113,454		47,526
Treasury stock value	(315,519)
Capital contribution reserve	5,292,428		457,754
Retained earnings	1,292,288		1,465,780
Accumulated other comprehensive income (loss)	(11,598)		(37,731)
Shareholders' equity attributable to Pentair Ltd.	6,371,053		1,933,329
Noncontrolling interest	116,497		114,063
Total equity	6,487,550		2,047,392
Total liabilities and equity	$ 11,882,731		$ 4,586,313

[1]	All cash and cash equivalents are included in “Other.”